AFD EXCHANGE RESERVES

ANNUAL REPORT
SEPTEMBER 30, 1998




LETTER TO SHAREHOLDERS                                    AFD EXCHANGE RESERVES
_______________________________________________________________________________

November 12, 1998

Dear Shareholder:

We are pleased to provide an overview of economic conditions during AFD Exchange Reserves' annual reporting period ended September 30, 1998. AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance Mutual Funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.
The Fund's net assets as of September 30, 1998 totaled approximately $448.3 million. The Fund remains invested in high quality money market securities which include marketable obligations issued or guaranteed by the U.S. government and its agencies, certificates of deposits and commercial paper. As of September 30, 1998, the average weighted maturity of the portfolio was 15 days.

ECONOMIC COMMENTARY
During the reporting period ended September 30, 1998, the Federal Reserve reduced the Fed Funds rate by 25 basis points to 5.25%. This was followed by a 25 basis point cut in the Fed Funds rate to 5.00%, and a 25 basis point cut in the discount rate to 4.75%, on October 15, 1998.

After a strong 3.9% Gross Domestic Product (GDP) annualized growth rate in 1997, the U.S. economy is slowing in response to deteriorating global economic and financial conditions. In the third quarter of 1998, real growth slowed to 3.3%, from 3.7% in the first half. We expect U.S. economic growth to average 3.4% in 1998, and to decelerate to 1.8% in 1999. Three main factors that will continue to restrain U.S. economic growth through 1999 include softer consumer and business spending combined with weak trade performance.

In the third quarter of 1998, inflation as measured by the Consumer Price Index, which was 1.6% year-over-year, has drifted upward from the first quarter's cyclical low of 1.5% as the dollar's rally has stopped and commodity prices have stabilized. We expect this mild rise to continue to 2.0% through 1999.

Beginning with its August 18, 1998 meeting, the Federal Reserve has become very concerned about the contractionary impact of the emerging market economic and financial crisis on the U.S. In early September, evidence of a contraction in bank lending activity, and abnormally strong demand for liquidity in U.S. securities markets amplified Fed concerns and resulted in the aggressive September-October interest rate easings. We expect further easing this year and in early 1999 to normalize conditions in U.S. credit markets and prevent a recession.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


John D. Carifa
Chairman and President



AN INVESTMENT IN THE FUND IS NOT (I) INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, (II) A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY ANY BANK, OR (III) FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


1



PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998                                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD         VALUE
-------------------------------------------------------------------------
           COMMERCIAL PAPER-56.9%
           American Express Co.
$  13,000  10/14/98                                5.31%     $12,975,073
           Associates Corp. of North America
   13,000  10/01/98                                5.76       13,000,000
           Bell Atlantic Network Funding
   13,000  10/14/98                                5.30       12,975,119
           Bemis Co., Inc.
   13,000  10/01/98                                5.80       13,000,000
           Citicorp
   10,000  10/30/98                                5.55        9,955,292
           Dupont (E. I.) de Nemours & Co.
    8,000  10/15/98                                5.26        7,983,636
           Eastman Kodak Co.
    9,000  10/20/98                                5.51        8,973,828
           Emerson Electric
    8,800  10/21/98                                5.26        8,774,284
           First Chicago Financial Corp.
   13,000  11/10/98                                5.28       12,923,733
           Ford Motor Credit Corp.
   10,000  10/21/98                                5.25        9,970,833
           GE Financial Assurance Holdings
   10,000  10/28/98                                5.54        9,958,450
           General Motors Acceptance Corp.
   13,000  10/07/98                                5.55       12,987,975
           Henkel Corp.
   12,000  11/06/98                                5.24       11,937,120
           Household Finance Corp.
   13,000  10/29/98                                5.27       12,946,714
           J.P. Morgan & Co.
   13,000  10/01/98                                5.75       13,000,000
           Koch Industries
   13,000  10/01/98 (a)                            5.75       13,000,000
           Morgan Stanley Group, Inc.
   12,000  10/28/98                                5.53       11,950,230
           Norwest Corp.
   13,000  11/04/98                                5.23       12,935,787
           PACCAR Financial Corp.
    8,000  10/01/98                                5.75        8,000,000
           Pacific Gas & Electric Corp.
   13,000  10/07/98                                5.31       12,988,495
           Pepsico, Inc.
   11,000  10/21/98                                5.25       10,967,917
    1,000  10/14/98                                5.32          998,079
           Prudential Funding Corp.
   13,000  10/21/98                                5.25       12,962,083

           Total Commercial Paper
           (amortized cost $255,164,648)                     255,164,648

           U.S. GOVERNMENT & AGENCY
           OBLIGATIONS-26.7%
           Federal Farm Credit Bank
   79,500  10/01/98                                5.40       79,500,000
           Federal Home Loan Bank
   40,000  10/01/98                                5.40       40,000,000

           Total U.S. Government &
           Agency Obligations
           (amortized cost $119,500,000)                     119,500,000

           CERTIFICATES OF DEPOSIT-6.9%
           Harris Trust & Savings
    8,000  5.56%, 10/07/98                         5.35        8,000,219
           Suntrust Bank
   10,000  5.25%, 11/04/98                         5.24       10,000,094
           Wachovia Bank
   13,000  5.24%, 10/30/98                         5.24       13,000,000

           Total Certificates of Deposit
           (amortized cost $31,000,313)                       31,000,313

           BANKERS ACCEPTANCE-3.2%
           Chase Manhattan Bank
   14,324  5.25%, 10/30/98
           (amortized cost $14,263,196)            5.25       14,263,196


2



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD         VALUE
-------------------------------------------------------------------------
           BANK OBLIGATIONS-2.9%
           Bank of America National Trust
$  13,000  5.55%, 10/21/98
           (amortized cost $13,000,000)            5.55%    $ 13,000,000

           PROMISSORY NOTE-2.2%
           Goldman Sachs Group LP
   10,000  5.66%, 11/24/98
           (amortized cost $10,000,000) (a)        5.66       10,000,000

           TOTAL INVESTMENTS-98.8%
           (amortized cost $442,928,157)                    $442,928,157
           Other assets less liabilities-1.2%                  5,338,202

           NET ASSETS-100%                                  $448,266,359


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, these securities amounted to $23,000,000, representing 5.1% of net assets.

     See notes to financial statements.


3



STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998                                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $442,928,157)         $442,928,157
  Cash                                                               4,313,899
  Receivable for shares of beneficial interest sold                 34,699,398
  Interest receivable                                                  142,776
  Other assets                                                          18,180
  Total assets                                                     482,102,410

LIABILITIES
  Payable for investment securities purchased                       22,331,371
  Payable for shares of beneficial interest redeemed                10,975,947
  Distribution fee payable                                             263,583
  Advisory fee payable                                                  88,619
  Accrued expenses and other liabilities                               176,531
  Total liabilities                                                 33,836,051

NET ASSETS                                                        $448,266,359

COMPOSITION OF NET ASSETS
  Paid-in-capital                                                 $448,267,979
  Accumulated net realized loss on investment transactions              (1,620)
                                                                  $448,266,359

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and offering price per share ($168,463,344/
    168,463,037 shares of beneficial interest issued and outstanding)    $1.00

  CLASS B SHARES
  Net asset value and offering price per share ($151,731,931/
    151,733,316 shares of beneficial interest issued and outstanding)    $1.00

  CLASS C SHARES
  Net asset value and offering price per share ($124,831,450/
    124,832,011 shares of beneficial interest issued and outstanding)    $1.00

  ADVISOR CLASS
  Net asset value and offering price per share ($3,239,634/
    3,239,615 shares of beneficial interest issued and outstanding)      $1.00


See notes to financial statements.


4



STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998                             AFD EXCHANGE RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $12,816,318

EXPENSES
  Advisory fee                                          $569,855
  Distribution fee - Class A                             427,298
  Distribution fee - Class B                             892,262
  Distribution fee - Class C                             387,684
  Transfer agency                                        257,323
  Custodian                                              106,401
  Administrative                                          98,457
  Registration fees                                       86,643
  Printing                                                54,714
  Audit and legal                                         40,218
  Trustees' fees                                          31,043
  Amortization of organization expenses                   28,827
  Miscellaneous                                            2,081
  Total expenses                                                      2,982,806
  Net investment income                                               9,833,512

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                              877

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 9,834,389


See notes to financial statements.


5



STATEMENT OF CHANGES IN NET ASSETS                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

                                                     YEAR ENDED    YEAR ENDED
                                                   SEPTEMBER 30,  SEPTEMBER 30,
                                                        1998           1997
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  9,833,512   $  5,152,750
  Net realized gain (loss) on investment
    transactions                                            877           (311)
  Net increase in net assets from operations          9,834,389      5,152,439

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (3,899,068)    (1,638,799)
    Class B                                          (3,613,425)    (2,707,243)
    Class C                                          (2,241,450)      (806,371)
    Advisor Class                                       (79,569)          (337)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                      308,658,607     19,187,747
  Total increase                                    308,659,484     19,187,436

NET ASSETS
  Beginning of year                                 139,606,875    120,419,439
  End of year                                      $448,266,359   $139,606,875


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998                                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year will be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses have been deferred and are being amortized on a straight-line basis through March, 1999.

3. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                 AFD EXCHANGE RESERVES
_______________________________________________________________________________

4. DIVIDENDS
The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund pays its Adviser, Alliance Capital Management L.P. an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets;
 .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 1998, such reimbursements totaled $98,457.
The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $213,994 for the year ended September 30, 1998.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
At September 30, 1998, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 1998, the Fund had a capital loss carryforward of $1,620, which expires in the year 2003.


8



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At September 30, 1998, capital paid-in aggregated $168,463,037 for Class A, $151,733,316 for Class B, $124,832,011 for Class C and $3,239,615 for Advisor Class. Transactions, all at $1.00 per share, were as follows:

                                                            CLASS A
                                               --------------------------------
                                                  YEAR ENDED       YEAR ENDED
                                                 SEPTEMBER 30,    SEPTEMBER 30,
                                                     1998             1997
                                               ---------------  ---------------
Shares sold                                     2,641,690,288      396,646,176
Shares issued on reinvestments of dividends         3,899,068        1,638,799
Shares converted from Class B                       2,022,278        2,779,625
Shares redeemed                                (2,520,316,554)    (402,092,046)
Net increase (decrease)                           127,295,080       (1,027,446)

                                                            CLASS B
                                               --------------------------------
                                                  YEAR ENDED       YEAR ENDED
                                                 SEPTEMBER 30,    SEPTEMBER 30,
                                                     1998             1997
                                               ---------------  ---------------
Shares sold                                       465,260,947      248,115,983
Shares issued on reinvestments of dividends         3,613,425        2,707,243
Shares converted to Class A                        (2,022,278)      (2,779,625)
Shares redeemed                                  (389,575,340)    (238,596,718)
Net increase                                       77,276,754        9,446,883

                                                           CLASS C
                                               --------------------------------
                                                  YEAR ENDED       YEAR ENDED
                                                 SEPTEMBER 30,    SEPTEMBER 30,
                                                     1998             1997
                                               ---------------  ---------------
Shares sold                                     1,472,287,040      263,291,205
Shares issued on reinvestments of dividends         2,241,450          806,371
Shares redeemed                                (1,373,646,429)    (253,364,170)
Net increase                                      100,882,061       10,733,406

                                                         ADVISOR CLASS
                                               --------------------------------
                                                                JAN. 30,1997(A)
                                                  YEAR ENDED           TO
                                                 SEPTEMBER 30,    SEPTEMBER 30,
                                                      1998            1997
                                               ---------------  ---------------
Shares sold                                        38,173,285          120,464
Shares issued on reinvestments of dividends            79,569              337
Shares redeemed                                   (35,048,142)         (85,897)
Net increase                                        3,204,712           34,904


(a)  Commencement of distribution.


9



FINANCIAL HIGHLIGHTS                                      AFD EXCHANGE RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS A
                                            -----------------------------------------------------------------
                                                                                                  MARCH 25,
                                                                                                   1994(A)
                                                          YEAR ENDED SEPTEMBER 30,                   TO
                                            --------------------------------------------------    SEP. 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0454        .0411        .0416        .0453        .0126

LESS: DIVIDENDS
Dividends from net investment income          (.0454)      (.0411)      (.0416)      (.0453)      (.0126)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.64%        4.19%        4.24%        4.64%        2.45%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $168          $41          $41          $41          $18
Ratios to average net assets of:
  Expenses, net of waivers                      1.06%        1.38%        1.29%        1.21%        1.82%(c)
  Expenses, before waivers                      1.06%        1.38%        1.29%        1.29%        1.82%(c)
  Net investment income                         4.56%        4.10%        4.15%        4.63%(d)     2.62%(c)


                                                                         CLASS B
                                            -----------------------------------------------------------------
                                                                                                  MARCH 25,
                                                                                                   1994(A)
                                                          YEAR ENDED SEPTEMBER 30,                   TO
                                            --------------------------------------------------    SEP. 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0404        .0361        .0366        .0404        .0101

LESS: DIVIDENDS
Dividends from net investment income          (.0404)      (.0361)      (.0366)      (.0404)      (.0101)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.13%        3.67%        3.72%        4.12%        1.95%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $152          $74          $65          $65          $31
Ratios to average net assets of:
  Expenses, net of waivers                      1.58%        1.88%        1.79%        1.70%        2.35%(c)
  Expenses, before waivers                      1.58%        1.88%        1.79%        1.78%        2.35%(c)
  Net investment income                         4.05%        3.61%        3.67%        4.17%(d)     1.91%(c)


See footnote summary on page 11.


10



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                            -----------------------------------------------------------------
                                                                                                  MARCH 25,
                                                                                                   1994(A)
                                                          YEAR ENDED SEPTEMBER 30,                   TO
                                            --------------------------------------------------    SEP. 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0430        .0386        .0390        .0430        .0112

LESS: DIVIDENDS
Dividends from net investment income          (.0430)      (.0386)      (.0390)      (.0430)      (.0112)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           4.39%        3.93%        3.98%        4.39%        2.18%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $125          $24          $13          $10           $5
Ratios to average net assets of:
  Expenses, net of waivers                      1.29%        1.61%        1.55%        1.45%        2.08%(c)
  Expenses, before waivers                      1.29%        1.61%        1.55%        1.52%        2.08%(c)
  Net investment income                         4.34%        3.90%        3.89%        4.41%(d)     2.14%(c)


                                                            ADVISOR CLASS
                                                       ------------------------
                                                                   JANUARY 30,
                                                                      1997(A)
                                                       YEAR ENDED       TO
                                                         SEP. 30,    SEP. 30,
                                                           1998        1997
                                                       ----------  ------------
Net asset value, beginning of period                      $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                     .0505       .0254

LESS: DIVIDENDS
Dividends from net investment income                     (.0505)     (.0254)
Net asset value, end of period                            $1.00       $1.00

TOTAL RETURN
Total investment return based on net asset value (b)       5.18%       4.71%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $3,240         $35
Ratio of expenses to average net assets                     .55%        .88%(c)
Ratio of net investment income to average net assets       5.08%       4.15%(c)


(a)  Commencement of distribution.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.

(c)  Annualized.

(d)  Net of expenses waived by the Adviser.


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REPORT OF INDEPENDENT ACCOUNTANTS                         AFD EXCHANGE RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS AFD EXCHANGE RESERVES

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of AFD Exchange Reserves as of September 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AFD Exchange Reserves as of September 30, 1998, and the results of its operations, changes in its net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
October 16, 1998


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                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

AFD EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the audit committee.

     DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R    THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE
CAPITAL MANAGEMENT L.P.


13